Business Acquisitions (Tables)	12 Months Ended
Dec. 26, 2015
Business Combinations [Abstract]
Recognized Identified Assets Acquired
A summary of the purchase price allocation for the acquisition of Citrus Lane is as follows (in thousands):

Total purchase consideration
Cash	$22,881
Fair value of common stock	3,844
Fair value of contingent acquisition consideration	15,600
Fair value of stock options exchanged	1,026
Total purchase price	$43,351

Allocation of purchase consideration
Tangible assets	$2,843
Liabilities assumed	(4,098)
Identifiable intangible assets	4,600
Deferred tax liabilities	(1,855)
Goodwill	41,861
Total purchase price	$43,351

Schedule of Finite-Lived Intangible Assets Acquired
The estimated fair values for specifically identifiable intangible assets acquired were as follows (in thousands):

		Weighted-average amortization period (in years)
Proprietary software	$3,000	7
Trade-names	1,600	10
Total purchase price	$4,600

Pro Forma Information
The pro forma financial information does not reflect any adjustments for anticipated synergies resulting from the acquisition and is not necessarily indicative of the operating results that would have actually occurred had the transaction been consummated on January 1, 2013.

	Pro Forma
	Fiscal Year Ended
	December 26, 2015	December 27, 2014	December 28, 2013
Revenue	$138.7	$110.7	$87.2
Net loss	$(26.3)	$(45.8)	$(35)